Employee Benefits - Summary of Balances of the Liabilities for Employee Benefits (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)
Disclosure of defined benefit plans [line items]
Total Employee Benefits	$ 4,699	$ 239		$ 5,373
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	6,189			7,370
Defined benefit obligation funds at fair value	(2,501)			(3,131)
Net defined benefit liability	3,688			4,239
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	772			783
Defined benefit obligation funds at fair value	(111)			(109)
Net defined benefit liability	661			674
Post retirement medical services [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	418			524
Defined benefit obligation funds at fair value	(68)			(64)
Net defined benefit liability	$ 350			$ 460

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3